Cover	Jun. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (the “Amendment”) is being filed by Zoomcar Holdings, Inc. (the “Company”) to correct a typographical error in the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission on June 30, 2025 (the “Original Report”). Specifically, under Item 1.01 of the Original Report, the Company inadvertently stated that 1800 Diagonal Lending LLC (“DLL”) had purchased a convertible bridge note in the principal amount of $402,000.00. The correct principal amount of the note issued to DLL was $290,240.00, as correctly stated in the second paragraph of Item 1.01 in the Original Report. No other changes have been made to the Original Report. This Amendment does not reflect events occurring after the date of the Original Report and does not update or modify any disclosures other than as expressly set forth herein.
Document Period End Date	Jun. 24, 2025
Entity File Number	001-40964
Entity Registrant Name	ZOOMCAR HOLDINGS, INC.
Entity Central Index Key	0001854275
Entity Tax Identification Number	99-0431609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Anjaneya Techno Park
Entity Address, Address Line Two	No.147
Entity Address, Address Line Three	1st Floor
Entity Address, City or Town	Bangalore
Entity Address, Country	IN
Entity Address, Postal Zip Code	560008
City Area Code	+91
Local Phone Number	8048821871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false